Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of investment in joint ventures accounted for under the equity method of accounting

	Equity-accounted investees		Share in income (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2025	As of December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	8,422	148	2,491	(6,564)
Pavoni & C. Spa	8,390	7,508	274	189	396
Covalent Lithium Pty Ltd. (1)	—	—	—	(758)	107
Pirra Lithium Pty Ltd.	—	3,535	—	—	—
Azure Minerals	576,303	542,456	—	—	—
SH Mining Pty	258	—	—	—	—
Total	584,951	561,921	422	1,922	(6,061)

(1) Investments accounted for using the equity method with a negative value are included within “Other non-current provisions” in the amount of ThUS$770 as of December 31, 2025, ThUS$1,259 as of December 31, 2024 and ThUS$766 as of December 31, 2023. The effects resulting from the share in the profit (loss) of this joint venture for the years ended December 31, 2025 and 2024 for an amount to ThUS$(132) and ThUS$758 and are included within “other (losses) gains”.

	Share on other comprehensive income joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	(577)	2,450	148	1,914	(4,114)
Pavoni & C. Spa	584	(276)	139	858	(87)	535
Covalent Lithium Pty Ltd. (*)	(13)	265	1,583	(13)	(493)	1,690
Pirra Lithium Pty Ltd.	7	—	—	7	—	—
Azure Minerals	31,940	—	—	31,940	—	—
SH Mining Pty	—	—	—	—	—	—
Total	32,518	(588)	4,172	32,940	1,334	(1,889)

Schedule of dividends received from joint ventures

					Dividends received for the year ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (***)	Production and commercialization of specialty plant, animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	2,511	12,500	—
Pavoni & C. Spa	Production of specialty fertilizers and others for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania -CT, Sicilia	Italy	50%	—	218	—
Covalent Lithium Pty Ltd.	Development and operation of the Mt. Holland Lithium project, which will include the construction of a lithium extraction and refining mine.	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	—	—	—
SQM Vitas Perú S.A.C. (*)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	—%	—	—	—
Pirra Lithium Pty Ltd.	Exploration and development of lithium assets..	Suite 12, 11 Ventnor Avenue, West Perth, WA 6605.	Australia	40.0%	—	—	—
Azure Minerals (**)	In charge of the development of the world-class Andover lithium deposits.	51 Point Samson-Roebourne Rd, Roebourne WA 6718	Australia	50.0%	—	—	—
Total					2,511	12,718	—
(*) As of March 27, 2024, all SQM Vitas Perú S.A.C. shares had been acquired by the Company.
(**) SH Mining Pty Ltd. holds 30.57% interest in Azure Minerals.
(***) On November 30, 2025, SQM Vitas Fzco was liquidated.

Schedule of assets, liabilities, revenue and expenses from joint ventures
The information disclosed reflects the amounts presented in the financial statements of the relevant joint ventures and not the Company's share of those amounts.

	As of December 31, 2025				For the year ended December 31, 2025
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	—	—	—	—	—	—	—	—
Pavoni & C. Spa (*)	14,039	7,596	10,326	942	25,529	549	599	1,148
Covalent Lithium Pty Ltd.	14,035	711	13,366	2,919	—	303	—	303
Azure Mineral	16,490	7,167	3,699	43,429	—	(3,999)	—	(3,999)
Total	44,564	15,474	27,391	47,290	25,529	(3,147)	599	(2,548)

	As of December 31, 2024				For the year ended December 31, 2024
	Assets		Liabilities			Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture	Current	Non-current	Current	Non-current	Revenue
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	16,882	—	38	—	—	(5,970)	—	(5,970)
SQM Vitas Perú S.A.C. (*)	39,072	8,578	33,547	196	17,672	1,731	—	1,731
Pavoni & C. Spa (*)	11,416	5,919	7,855	877	23,878	379	(229)	150
Covalent Lithium Pty Ltd.	10,576	915	11,868	2,141	—	(1,516)	—	(1,516)
Pirra Lithium Pty Ltd.	2,720	2,006	10	—	—	3	—	3
Azure Mineral	32,907	9,071	3,561	24,254	—	—	—	—
Total	113,573	26,489	56,879	27,468	41,550	(5,373)	(229)	(5,602)

	For the year ended December 31, 2023
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture
	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	—	359	—	359
SQM Vitas Brasil Agroindustria	—	—	—	—
SQM Vitas Perú S.A.C. (*)	53,477	(4,603)	—	(4,603)
Pavoni & C. Spa (*)	21,439	792	115	907
Covalent Lithium Pty Ltd.	—	215	—	215
Total	74,916	(3,237)	115	(3,122)

(*) The numbers presented do not consider consolidation adjustments (unrealized income).

Schedule of other joint venture information

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	10,807	—	—	—	—
SQM Vitas Brasil Agroindustria	—	—	—	—	—	—
SQM Vitas Perú S.A.C.	—	1,092	—	—	—	—
Pavoni & C. Spa	710	493	4,924	2,809	—	—
Covalent Lithium Pty Ltd.	2,150	1,403	—	—	—	—
Pirra Lithium Pty Ltd.	—	2,718	—	—	—	—
Azure Minerals	15,423	26,678	—	—	—	—
Total	18,283	43,191	4,924	2,809	—	—

	Depreciation and amortization expense for the year ending		Interest expense for the year ending		Income tax benefit (expense) for the year ending
Joint Venture	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	—	—	(1)	—	—
SQM Vitas Brasil Agroindustria	—	—	—	—	—	—
SQM Vitas Perú S.A.C.	—	(109)	—	(70)	—	(342)
Pavoni & C. Spa	(231)	(99)	(523)	(375)	(227)	(184)
Covalent Lithium Pty Ltd.	(26)	(252)	(12)	(20)	(149)	(1,364)
Pirra Lithium Pty Ltd.	—	—	—	—	—	—
Azure Minerals	—	—	—	—	—	—
Total	(257)	(460)	(535)	(466)	(376)	(1,890)